OTHER INTANGIBLE ASSETS, NET: (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other intangible assets, net
Gross Carrying Amount	$ 936.0	$ 967.5
Accumulated Amortization	(426.3)	(379.9)
Net	509.7	587.6
Amortization of other intangible assets	77.3	76.8	80.2
Estimated amortization expense for each of the five succeeding fiscal years
2012	72.2
2013	69.4
2014	62.7
2015	54.9
2016	51.9
Patents and other intellectual property
Other intangible assets, net
Gross Carrying Amount	363.7	369.5
Accumulated Amortization	(178.0)	(154.2)
Net	185.7	215.3
Trade names and trademarks
Other intangible assets, net
Gross Carrying Amount	127.7	131.4
Accumulated Amortization	(42.2)	(37.2)
Net	85.5	94.2
Customer relationships
Other intangible assets, net
Gross Carrying Amount	334.2	360.4
Accumulated Amortization	(146.7)	(140.4)
Net	187.5	220.0
Supply agreements
Other intangible assets, net
Gross Carrying Amount	59.3	60.4
Accumulated Amortization	(22.9)	(17.6)
Net	36.4	42.8
Other
Other intangible assets, net
Gross Carrying Amount	51.1	45.8
Accumulated Amortization	(36.5)	(30.5)
Net	$ 14.6	$ 15.3